Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes [Abstract]
Disclosure of income tax [text block]

8Income taxes

The income tax expense of continuing operations amounted to EUR 337 million (2018: EUR 193 million, 2017 EUR 349 million).

The components of income before taxes and income tax expense are as follows:

Philips Group

Income tax expense

in millions of EUR

2017 - 2019

	2017	2018	2019
Netherlands	929	636	784
Foreign	451	869	744
Income before taxes of continuing operations1)	1,381	1,505	1,528

Netherlands:
Current tax (expense) benefit	(15)	(25)	(26)
Deferred tax (expense) benefit	(150)	16	(71)
Total tax (expense) benefit of continuing operations (Netherlands)	(165)	(9)	(97)

Foreign:
Current tax (expense) benefit	(258)	(289)	(297)
Deferred tax (expense) benefit	73	105	57
Total tax (expense) benefit of continuing operations (foreign)	(184)	(184)	(240)

Income tax expense of continuing operations	(349)	(193)	(337)
1)Income before tax excludes the result of investments in associates.

Income tax expense of continuing operations excludes the tax benefit of the discontinued operations of EUR 9 million (2018: EUR 14 million tax benefit, 2017: EUR 182 million tax expense), further detailed in section Discontinued operations and assets classified as held for sale.

The components of income tax expense of continuing operations are as follows:

Philips Group

Current income tax expense

in millions of EUR

2017 - 2019

	2017	2018	2019
Current year tax (expense) benefit	(275)	(318)	(322)
Prior year tax (expense) benefit	3	4	(2)
Current tax (expense)	(272)	(314)	(324)

Philips Group

Deferred income tax expense

In millions of EUR

2017 - 2019

	2017	2018	2019
Changes to recognition of tax loss and credit carry forwards	23	(2)	59
Changes to recognition of temporary differences	35	4	(32)
Prior year tax (expense) benefit	6	15	(7)
Tax rate changes	(72)	(26)	2
Origination and reversal of temporary differences, tax losses and tax credits	(69)	130	(35)
Deferred tax (expense) benefit	(77)	121	(13)

Philips’ operations are subject to income taxes in various foreign jurisdictions. The statutory income tax rate varies per country, which results in a difference between the weighted average statutory income tax rate and the Netherlands’ statutory income tax rate of 25.0% (2018: 25.0% 2017: 25.0%).

A reconciliation of the weighted average statutory income tax rate to the effective income tax rate of continuing operations is as follows:

Philips Group

Effective income tax rate

in %

2017 - 2019

	2017	2018	2019
Weighted average statutory income tax rate in %	24.5	24.9	25.2
Recognition of previously unrecognized tax loss and credit carryforwards	(2.3)	(0.4)	(3.9)
Unrecognized tax loss and credit carryforwards	0.6	0.5	0.1
Changes to recognition of temporary differences	(2.6)	(0.3)	2.1
Non-taxable income and tax incentives	(9.8)	(11.9)	(9.5)
Non-deductible expenses	6.4	3.7	5.3
Withholding and other taxes	4	4.5	3.7
Tax rate changes	5.2	1.8	(0.1)
Prior year tax	(0.6)	(1.3)	0.6
Tax expenses (benefit) due to other tax liabilities	(1.7)	(8.6)	(1.6)
Others, net	1.5	(0.1)	0.2
Effective income tax rate	25.3	12.8	22.1

The effective income tax rate is lower than the weighted average statutory income tax rate in 2019 mainly due to recurring favorable tax incentives relating to R&D investments and export activities. In addition, business integration in 2019 resulted in one-off non-cash tax benefits which are mainly due to recognition of previously unrecognized tax loss carryforwards and higher tax incentives on export activities, partly offset by tax costs presented in changes to recognition of temporary differences.

The increase in effective income tax rate compared to 2018 is mainly due to lower non-cash benefits from tax audit resolutions and business integration, partly offset by lower provisions for tax risks.

Deferred tax assets and liabilities

Deferred tax assets are recognized for temporary differences, unused tax losses, and unused tax credits to the extent that realization of the related tax benefits is probable. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

Net deferred tax assets relate to the following underlying assets and liabilities and tax loss carryforwards (including tax credit carryforwards) and their movements during the years 2019 and 2018 respectively are presented in the tables below.

The net deferred tax assets of EUR 1,721 million (2018: EUR 1,676 million) consist of deferred tax assets of EUR 1,865 million (2018:EUR 1,828 million) and deferred tax liabilities of EUR 143 million (2018: EUR 152 million). Of the total deferred tax assets of EUR 1,865 million at December 31, 2019 (2018: EUR 1,828 million), EUR 239 million (2018: EUR 203 million) is recognized in respect of entities in various countries where there have been tax losses in the current or preceding period. Management’s projections support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize these deferred tax assets.

At December 31, 2019 the temporary differences associated with investments, including potential income tax consequences on dividends, for which no deferred tax liabilities are recognized, aggregate to EUR 327 million (2018: EUR 186 million).

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2019

	Balance as of January 1, 2019	recognized in income statement	other1)	Balance as of December 31, 2019	Assets	Liabilities
Intangible assets	(162)	317	(23)	132	280	(148)
Property, plant and equipment	12	38	8	58	67	(9)
Inventories	257	(6)	1	252	259	(7)
Other assets	50	(15)	21	56	90	(33)
Pensions and other employee benefits	267	4	(1)	269	270	(1)
Other liabilities	428	(119)	25	334	436	(102)
Deferred tax assets on tax loss carryforwards	824	(231)	27	620	620
Set-off deferred tax positions					(156)	156
Net deferred tax assets	1,676	(13)	59	1,721	1,865	(143)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

2018

	Balance as of January 1, 2018	recognized in income statement	other1)	Balance as of December 31, 2018	Assets	Liabilities
Intangible assets	(383)	299	(78)	(162)	90	(252)
Property, plant and equipment	23	(13)	2	12	32	(20)
Inventories	231	18	8	257	265	(8)
Other assets	74	(38)	15	50	77	(27)
Pensions and other employee benefits	265	(17)	19	267	269	(2)
Other liabilities	536	(137)	30	428	537	(109)
Deferred tax assets on tax loss carryforwards	819	11	(6)	824	824
Set-off deferred tax positions					(265)	265
Net deferred tax assets	1,565	121	(10)	1,676	1,828	(152)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

The company has available tax loss and credit carryforwards, which expire as follows:

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2018	Unrecognized balance as of December 31, 2018	Total Balance as of December 31, 2019	Unrecognized balance as of December 31, 2019
Within 1 year	2	1	3	0
1 to 2 years	3	1	6	3
2 to 3 years	16	4	1,680	1,679
3 to 4 years	1,911	1,906	14	7
4 to 5 years	18	6	519	3
Later	2,312	36	1,173	12
Unlimited	1,728	1,123	1,746	1,123
Total	5,990	3,077	5,141	2,826

At December 31, 2019, the amount of deductible temporary differences for which no deferred tax asset has been recognized in the balance sheet was EUR 31 million (2018: EUR 37 million).

Tax risks

Philips is exposed to tax risks. With regard to these tax risks a liability is recognized if, as a result of a past event, Philips has an obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Following the presentation change in 2019, refer to Note 1 “Significant accounting policies”, these uncertain positions are included in non-current tax liabilities (2019: EUR 186 million, 2018: EUR 181 million). The positions include, among others, the following:

Transfer pricing risks

Philips has issued transfer pricing directives, which are in accordance with international guidelines such as those of the Organization of Economic Co-operation and Development. In order to reduce the transfer pricing uncertainties, monitoring procedures are carried out by Group Tax to safeguard the correct implementation of the transfer pricing directives. However, tax disputes can arise due to inconsistent transfer pricing regimes and different views on "at arm's length" pricing.

Tax risks on general and specific service agreements and licensing agreements

Due to the centralization of certain activities (such as research and development, IT and group functions), costs are also centralized. As a consequence, these costs and/or revenues must be allocated to the beneficiaries, i.e. the various Philips entities. For that purpose, service contracts such as intra-group service agreements and licensing agreements are signed with a large number of group entities. Tax authorities review these intra-group service and licensing agreements, and may reject the implemented intra-group charges. Furthermore, buy in/out situations in the case of (de)mergers could affect the cost allocation resulting from the intragroup service agreements between countries. The same applies to the specific service agreements.

Tax risks due to disentanglements and acquisitions

When a subsidiary of Philips is disentangled, or a new company is acquired, tax risks may arise. Philips creates merger and acquisition (M&A) teams for these disentanglements or acquisitions. In addition to representatives from the involved business, these teams consist of specialists from various group functions and are formed, among other things, to identify tax risks and to reduce potential tax claims.

Tax risks due to permanent establishments

A permanent establishment may arise when a Philips entity has activities in another country, tax claims could arise in both countries on the same income.